Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Other Noncurrent Assets [abstract]
Cash surrender value of life insurance policies		$ 384	$ 370
Deferred commissions		110	98
Net defined benefit plan surpluses (see note 27)		83	40
Other non-current assets	[1]	103	117
Total other non-current assets		$ 680	$ 625

[1]	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $96 million and $89 million as of December 31, 2025 and 2024, respectively (see note 31).